Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Related Party Transaction [Line Items]
Advertising revenue	$ 11,358,198	$ 15,980,107	$ 17,365,136
Product development expenses	2,920,824	3,136,778	3,826,350
Trade account receivables write off	2,106,011	423,245
Subscription for rights issued		81,473
Edelweiss Capital Services Ltd
Related Party Transaction [Line Items]
Trade account receivables write off	206,974
Director | Edelweiss Capital Services Ltd
Related Party Transaction [Line Items]
Advertising revenue			721,974
Equity Method Investee | Tachyon Technology Private Limited
Related Party Transaction [Line Items]
Product development expenses	95,395	137,490	167,833
Management | Runa Inc.,
Related Party Transaction [Line Items]
Subscription for rights issued	$ 104,987